Subordinated liabilities - HSBC's subsidiaries subordinated liabilities in issue (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of financial liabilities [line items]
Financial liabilities	£ 440,697			£ 409,867
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,714			15,337
6.5% Subordinated Notes 2023
Disclosure of financial liabilities [line items]
Notional amount	£ 300
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	£ 0			134
Borrowings	135
Floating Rate Subordinated Loan 2032
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,500
Financial liabilities	1,299			1,326
Floating Rate Subordinated Loan 20247
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,500
Financial liabilities	0			1,329
7.65% Subordinated Notes 2025
Disclosure of financial liabilities [line items]
Notional amount	£ 300		$ 300
Borrowings interest rate	7.65%	7.65%	7.65%
Financial liabilities	£ 136			141
Borrowings	£ 180
HSBC Bank plc 4.19% Subordinated Loan 2027
Disclosure of financial liabilities [line items]
Notional amount | $			$ 750
Borrowings interest rate	4.19%	4.19%	4.19%
Financial liabilities	£ 571			593
Floating Rate Subordinated Loan 2028
Disclosure of financial liabilities [line items]
Notional amount	200
Financial liabilities	200			200
Floating Rate Subordinated Loan 2028
Disclosure of financial liabilities [line items]
Notional amount | €		€ 300
Financial liabilities	261			266
Floating Rate Subordinated Loan 2029
Disclosure of financial liabilities [line items]
Notional amount | €		€ 260
Financial liabilities	226			230
5.375% Callable Subordinated Step-up Notes 2030
Disclosure of financial liabilities [line items]
Notional amount	£ 350
Borrowings interest rate	5.375%	5.375%	5.375%
Financial liabilities	£ 61			60
Borrowings	£ 61
HSBC Bank plc 1.625% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | $			$ 2,000
Borrowings interest rate	1.625%	1.625%	1.625%
Financial liabilities	£ 1,462			1,497
HSBC Bank plc 0.375% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | €		€ 2,000
Borrowings interest rate	0.375%	0.375%	0.375%
Financial liabilities	£ 1,627			1,583
HSBC Bank plc 0.375% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | €		€ 2,000
Borrowings interest rate	0.375%	0.375%	0.375%
Financial liabilities	£ 1,627			1,583
HSBC Bank plc 0.25% Subordinated Loan 2031
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,250
Borrowings interest rate	0.25%	0.25%	0.25%
Financial liabilities	£ 1,017			990
5.375% Subordinated Notes 2033
Disclosure of financial liabilities [line items]
Notional amount	£ 500
Borrowings interest rate	5.375%	5.375%	5.375%
Financial liabilities	£ 162			152
Borrowings	157
6.25% Subordinated Notes 2041
Disclosure of financial liabilities [line items]
Notional amount	£ 225
Borrowings interest rate	6.25%	6.25%	6.25%
Financial liabilities	£ 50			47
Borrowings	70
4.75% Subordinated Notes 2046
Disclosure of financial liabilities [line items]
Notional amount	£ 600
Borrowings interest rate	4.75%	4.75%	4.75%
Financial liabilities	£ 191			191
Borrowings	237
Undated Floating Rate Primary Capital Notes7
Disclosure of financial liabilities [line items]
Notional amount | $			$ 750
Financial liabilities	0			624
Undated Floating Rate Primary Capital Notes7
Disclosure of financial liabilities [line items]
Notional amount | $			500
Financial liabilities	0			415
Undated Floating Rate Primary Capital Notes (Series 3)7
Disclosure of financial liabilities [line items]
Notional amount | $			300
Financial liabilities	0			249
HSBC Bank Plc Floating Subordinated Loan 2028
Disclosure of financial liabilities [line items]
Notional amount | $			1,250
Financial liabilities	978			1,035
HSBC Bank Plc Floating Subordinated Loan 2033
Disclosure of financial liabilities [line items]
Notional amount | $			$ 1,100
Financial liabilities	860			910
HSBC Bank Plc Floating Subordinated Loan 2028 2
Disclosure of financial liabilities [line items]
Notional amount | €		€ 400
Financial liabilities	353			362
HSBC Bank Plc Floating Subordinated Loan 2027
Disclosure of financial liabilities [line items]
Notional amount | €		400
Financial liabilities	353			361
HSBC Bank Plc Floating Subordinated Loan 2028 3
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	433			443
Other Tier 2 instruments each less than £100m
Disclosure of financial liabilities [line items]
Notional amount	100
Financial liabilities	36			47
HSBC Bank Plc Floating Subordinated Loan 2028 4
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	433			0
HSBC Bank Plc Floating Subordinated Loan 2028 5
Disclosure of financial liabilities [line items]
Notional amount | €		500
Financial liabilities	£ 433			0
HSBC Bank Plc 5.15% Floating Subordinated Loan 2030
Disclosure of financial liabilities [line items]
Notional amount | €		€ 85
Borrowings interest rate	5.15%	5.15%	5.15%
Financial liabilities	£ 74			0
HSBC Bank Plc Floating Subordinated Loan 2029
Disclosure of financial liabilities [line items]
Notional amount | €		€ 800
Financial liabilities	£ 693			0
HSBC Bank Plc 5.24% Floating Subordinated Loan 2033
Disclosure of financial liabilities [line items]
Notional amount | €		€ 65
Borrowings interest rate	5.24%	5.24%	5.24%
Financial liabilities	£ 56			0
HSBC Bank Plc 6.79% Floating Subordinated Loan 2028
Disclosure of financial liabilities [line items]
Notional amount | $			$ 800
Borrowings interest rate	6.79%	6.79%	6.79%
Financial liabilities	£ 651			0
HSBC Bank Plc Floating Subordinated Loan 2029 2
Disclosure of financial liabilities [line items]
Notional amount | €		€ 800
Financial liabilities	693			0
HSBC Bank Plc Floating Subordinated Loan 2029 3
Disclosure of financial liabilities [line items]
Notional amount | €		€ 800
Financial liabilities	173			0
5.844% Non-cumulative Step-up Perpetual Preferred Securities
Disclosure of financial liabilities [line items]
Notional amount	£ 700
Preferred securities rate	5.844%	5.844%	5.844%
Financial liabilities	£ 605			£ 569
Sterling Overnight Interbank Average Rate (SONIA) | 5.375% Callable Subordinated Step-up Notes 2030
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.6193%	1.6193%	1.6193%
Sterling Overnight Interbank Average Rate (SONIA) | 5.844% Non-cumulative Step-up Perpetual Preferred Securities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	2.0366%	2.0366%	2.0366%